Equipment and Other Assets on Operating Leases, Net - Future Minimum Lease Payments Due from Customers for Equipment and Other Assets on Operating Leases (Detail) (USD $)
In Millions, unless otherwise specified
Dec. 31, 2013
Leases [Abstract]
2014	$ 19
2015	18
2016	12
2017	8
2018	5
2019 and thereafter	$ 7